Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2014	Sep. 23, 2014	Dec. 31, 2013
Document And Entity Information
Entity Registrant Name	PRECISION OPTICS CORPORATION, INC.
Entity Central Index Key	0000867840
Document Type	S-1
Document Period End Date	Jun. 30, 2014
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float			$ 1,496,808
Entity Common Stock, Shares Outstanding		6,262,584
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2014